Employee future benefits - Actuarial Assumptions (Details)	Dec. 31, 2017	Dec. 31, 2016
Pension Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation	3.60%	4.13%
Discount rate, net expense	4.13%	4.44%
Other Postretirement Benefits Plan
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate, fair value benefit obligation	3.27%	3.69%
Discount rate, net expense	3.69%	3.89%
Initial medical/dental health care cost trend rate	8.00%	8.00%
Other Postretirement Benefits Plan | Actuarial assumption of medical cost trend rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Cost trend rate declines to medical and dental	5.00%	5.00%